LONG-TERM DEBTS - Schedule of long-term loans (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Total	¥ 19,100
Long-term Loans from Commercial Banks
Debt Instrument [Line Items]
2024	3,451
2025	10,612
2026	8,436
2027	0
2028	0
Thereafter	13
Total	¥ 22,512